Claims, Lawsuits, and Other Contingencies - Letters of Credit Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Letters of credit outstanding	$ 73	$ 83